Johnson & Johnson Pension and Savings Plans Master Trust - Schedule of Master Trust Net Assets (Details) - EBP 100 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Other assets
Total Other Assets	$ 16,998,655	$ 18,799,879
Total assets	26,893,899,824	23,585,553,194
LIABILITIES
Net assets available for benefits	26,893,899,824	23,585,553,194
Master Trust
Investments, at fair value
Total Investments at Fair Value	49,344,075,517	44,560,658,888
Other assets
Guaranteed and synthetic investment contracts at contract value	1,635,918,229	1,768,181,421
Receivable for investments sold	1,178,126,254	409,180,700
Interest receivables	68,163,126	76,491,082
Dividend receivables	6,667,833	8,237,777
Other receivables	11,476,531	9,170,067
Total Other Assets	2,900,351,973	2,271,261,047
Total assets	52,244,427,490	46,831,919,935
LIABILITIES
Payables for investments purchased	(771,321,464)	(578,825,229)
All other payables	(17,418,452)	(62,778,061)
Total Liabilities	(788,739,916)	(641,603,290)
Net assets available for benefits	51,455,687,574	46,190,316,645
Master Trust | Short-term investment funds
Investments, at fair value
Total Investments at Fair Value	837,401,795	1,250,144,436
Master Trust | Government and agency securities
Investments, at fair value
Total Investments at Fair Value	7,909,637,860	6,702,640,214
Master Trust | Debt Instruments
Investments, at fair value
Total Investments at Fair Value	2,715,291,495	2,655,972,031
Master Trust | Equity Securities
Investments, at fair value
Total Investments at Fair Value	15,823,220,308	15,780,859,727
Master Trust | Common collective trusts
Investments, at fair value
Total Investments at Fair Value	18,002,382,609	14,649,283,090
Master Trust | Limited Partnerships/Co-Investments
Investments, at fair value
Total Investments at Fair Value	4,067,712,231	3,623,532,368
Master Trust | Other assets and liabilities, net
Investments, at fair value
Total Investments at Fair Value	(11,570,781)	(101,772,978)
Savings Plan's Interest in Master Trust
Investments, at fair value
Total Investments at Fair Value	25,268,873,593	21,800,085,034
Other assets
Guaranteed and synthetic investment contracts at contract value	1,576,802,634	1,708,110,513
Receivable for investments sold	12,559,513	38,447,263
Interest receivables	11,723,419	10,260,403
Dividend receivables	3,733,376	4,196,473
Other receivables	5,573,931	5,918,884
Total Other Assets	1,610,392,873	1,766,933,536
Total assets	26,879,266,466	23,567,018,570
LIABILITIES
Payables for investments purchased	(106,998,760)	(82,707,185)
All other payables	(14,108,338)	(11,380,425)
Total Liabilities	(121,107,098)	(94,087,610)
Net assets available for benefits	26,758,159,368	23,472,930,960
Savings Plan's Interest in Master Trust | Short-term investment funds
Investments, at fair value
Total Investments at Fair Value	206,318,324	692,656,295
Savings Plan's Interest in Master Trust | Government and agency securities
Investments, at fair value
Total Investments at Fair Value	800,180,333	495,174,353
Savings Plan's Interest in Master Trust | Debt Instruments
Investments, at fair value
Total Investments at Fair Value	473,757,951	387,677,429
Savings Plan's Interest in Master Trust | Equity Securities
Investments, at fair value
Total Investments at Fair Value	10,337,584,046	9,752,368,091
Savings Plan's Interest in Master Trust | Common collective trusts
Investments, at fair value
Total Investments at Fair Value	13,445,991,078	10,394,318,582
Savings Plan's Interest in Master Trust | Limited Partnerships/Co-Investments
Investments, at fair value
Total Investments at Fair Value	0	73,382,479
Savings Plan's Interest in Master Trust | Other assets and liabilities, net
Investments, at fair value
Total Investments at Fair Value	$ 5,041,861	$ 4,507,805